Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Effect on profit after tax
+100 basis point parallel shift in yield curves	$ 66		$ (210)
-100 basis point parallel shift in yield curves	(137)		(49)
+100 basis point shift in credit spreads	(11)		(324)
-100 basis point shift in credit spreads	104		119
10% increase in growth assets | £		£ 78		£ 68
10% decrease in growth assets | £		(85)		(81)
10% appreciation in US dollar exchange rate against local functional currency	117		95
10% depreciation in US dollar exchange rate against local functional currency	(117)		(95)
Effect on CSM
+100 basis point parallel shift in yield curves	(92)		(82)
-100 basis point parallel shift in yield curves	(390)		(57)
+100 basis point shift in credit spreads	(884)		(843)
-100 basis point shift in credit spreads	806		1,133
10% increase in growth assets | £		436		400
10% decrease in growth assets | £		(507)		(560)
10% appreciation in US dollar exchange rate against local functional currency	390		272
10% depreciation in US dollar exchange rate against local functional currency	(390)		(272)
Effect on total equity
+100 basis point parallel shift in yield curves	32		(240)
-100 basis point parallel shift in yield curves	(103)		(19)
+100 basis point shift in credit spreads	(45)		(354)
-100 basis point shift in credit spreads	138		149
10% increase in growth assets | £		78		68
10% decrease in growth assets | £		(86)		(81)
10% appreciation in US dollar exchange rate against local functional currency	117		95
10% depreciation in US dollar exchange rate against local functional currency	(117)		(95)
– Insurance and reinsurance contracts
Effect on profit after tax
+100 basis point parallel shift in yield curves	69		(214)
-100 basis point parallel shift in yield curves	(133)		(41)
+100 basis point shift in credit spreads	(9)		(322)
-100 basis point shift in credit spreads	102		117
10% increase in growth assets | £		43		38
10% decrease in growth assets | £		(49)		(49)
10% appreciation in US dollar exchange rate against local functional currency	27		20
10% depreciation in US dollar exchange rate against local functional currency	(27)		(20)
Effect on CSM
+100 basis point parallel shift in yield curves	(92)		(82)
-100 basis point parallel shift in yield curves	(390)		(57)
+100 basis point shift in credit spreads	(884)		(843)
-100 basis point shift in credit spreads	806		1,133
10% increase in growth assets | £		436		400
10% decrease in growth assets | £		(507)		(560)
10% appreciation in US dollar exchange rate against local functional currency	390		272
10% depreciation in US dollar exchange rate against local functional currency	(390)		(272)
Effect on total equity
+100 basis point parallel shift in yield curves	69		(214)
-100 basis point parallel shift in yield curves	(133)		(41)
+100 basis point shift in credit spreads	(9)		(322)
-100 basis point shift in credit spreads	102		117
10% increase in growth assets | £		43		38
10% decrease in growth assets | £		(49)		(49)
10% appreciation in US dollar exchange rate against local functional currency	27		20
10% depreciation in US dollar exchange rate against local functional currency	(27)		(20)
– Financial Instruments
Effect on profit after tax
+100 basis point parallel shift in yield curves	(3)		4
-100 basis point parallel shift in yield curves	(4)		(8)
+100 basis point shift in credit spreads	(2)		(2)
-100 basis point shift in credit spreads	2		2
10% increase in growth assets | £		35		30
10% decrease in growth assets | £		(36)		(32)
10% appreciation in US dollar exchange rate against local functional currency	90		75
10% depreciation in US dollar exchange rate against local functional currency	(90)		(75)
Effect on CSM
+100 basis point parallel shift in yield curves	0		0
-100 basis point parallel shift in yield curves	0		0
+100 basis point shift in credit spreads	0		0
-100 basis point shift in credit spreads	0		0
10% increase in growth assets | £		0		0
10% decrease in growth assets | £		0		0
10% appreciation in US dollar exchange rate against local functional currency	0		0
10% depreciation in US dollar exchange rate against local functional currency	0		0
Effect on total equity
+100 basis point parallel shift in yield curves	(37)		(26)
-100 basis point parallel shift in yield curves	30		22
+100 basis point shift in credit spreads	(36)		(32)
-100 basis point shift in credit spreads	36		32
10% increase in growth assets | £		35		30
10% decrease in growth assets | £		£ (36)		£ (32)
10% appreciation in US dollar exchange rate against local functional currency	90		75
10% depreciation in US dollar exchange rate against local functional currency	$ (90)		$ (75)